Significant Accounting Policies (Schedule of Estimated Useful Lives for Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2021
Power Purchase Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	1-33 years